EQUITY (Narrative) (Details) $ in Thousands			12 Months Ended
	Nov. 11, 2020 CAD ($) shares	Nov. 11, 2020 $ / shares	Dec. 31, 2020 shares
Equity [abstract]
Common shares issued | shares	34,322,138		34,322,000
Price per share | $ / shares		$ 0.83
Net proceeds from the issue of shares | $	$ 34,299